Document And Entity Information	Oct. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 10, 2025
Entity Registrant Name	PENNANTPARK INVESTMENT CORPORATION
Entity Central Index Key	0001383414
Entity Emerging Growth Company	false
Entity File Number	814-00736
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-8250744
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PNNT
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Current Report on Form 8-K of PennantPark Investment Corporation (the “Company”) originally filed by the Company with the Securities and Exchange Commission (the “SEC”) on June 6, 2025 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to update certain information contained in Item 8.01 of the Initial 8-K, as described below.